Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 5,624	$ 658
Charge to expenses	4,735	5,622	937
Reversal	(38)
Written-off	(145)	(656)	(279)
Exchange difference	203
Balance at end of the year	$ 10,379	$ 5,624	$ 658